Share-based compensation plans (Narrative) (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($) shares Number_employees $ / shares	Dec. 31, 2022 CAD ($) Number_employees shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options held | shares	1,396,289	3,053,571
Options exercisable - Weighted average exercisable price	$ 14.73	$ 15.75
Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Authorized shares | shares	43,017,198
Outstanding shares | shares	32,196,059
Weighted average share price, exercise date	$ 45.19	$ 30.88
Expiration period for share-based payment arrangement	8 years
Stock Option Plan [member] | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term for share-based payment arrangement	1 year
Stock Option Plan [member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term for share-based payment arrangement	3 years
Performance Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period description	three-year vesting period
Stock options held | shares	830,279	1,255,255
Options exercisable - Weighted average exercisable price	$ 0
Weighted average share price, exercise date	$ 57.13
Vesting term for share-based payment arrangement	3 years
Restricted Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period description	The RSUs carry vesting periods of one to three years
Stock options held | shares	814,683	1,131,493
Options exercisable - Weighted average exercisable price	$ 0
Weighted average share price, exercise date	$ 57.13
Restricted Share Unit Plan [member] | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term for share-based payment arrangement	1 year
Restricted Share Unit Plan [member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term for share-based payment arrangement	3 years
Employee Share Ownership Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period description	Shares purchased with Company contributions and with dividends paid on such shares become unrestricted 12 months from the date on which such shares were purchased
Employers contribution per employee	Under the plan, employees have the opportunity to participate in the program to a maximum of 6% of eligible earnings each year with Cameco matching the first 3% of employee-paid shares by 50%. Cameco contributes $1,000 of shares annually to each employee that is enrolled in the plan
Number of participants | Number_employees	2,838	2,603
Total number of shares purchased | shares	100,379	116,530
Total amount of employer's contribution | $	$ 4,460,000	$ 3,541,000
Deferred Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period description	Each DSU fully vests upon award
Stock options held | shares	564,401	547,304
Description of method of settlement for share-based payment arrangement	60% of each director’s annual retainer is paid in DSUs. In addition, on an annual basis, directors can elect to receive 25%, 50%, 75% or 100% of the remaining 40% of their annual retainer and any additional fees in the form of DSUs
Phantom Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period description	vest over three years and expire eight years from the date granted
Stock options held | shares	45,551	94,135
Options exercisable - Weighted average exercisable price	$ 12.29	$ 12.55
Weighted average share price, exercise date	$ 46.08
Vesting term for share-based payment arrangement	3 years
Expiration period for share-based payment arrangement	8 years
Phantom Stock Option Plan [member] | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise prices range	$ 11.61	11.32
Phantom Stock Option Plan [member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise prices range	$ 15.27	$ 19.30
Phantom Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period description	The PRSUs carry vesting periods of one to three years
Stock options held	28,000	21,148
Options exercisable - Weighted average exercisable price	$ 0
Weighted average share price, exercise date	$ 57.13
Phantom Restricted Share Unit Plan [Member] | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term for share-based payment arrangement	1 year
Phantom Restricted Share Unit Plan [Member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term for share-based payment arrangement	3 years
Cash Settled Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions | $	$ 79,771,000	$ 59,577,000